Depreciation, Amortization And Asset Removal Costs - Schedule of Depreciation and Amortization (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation of property, plant and equipment	$ 691	$ 671
Amortization of intangible assets	69	81
Amortization of regulatory assets	23	25
Depreciation and amortization	783	777
Asset removal costs	101	101
Total depreciation and amortization	$ 884	$ 878